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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2012

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div
3/31/2012

Principal	Description	Amortized Cost

Govt & Agency Sec
5,500,000.00	FNMA	5,500,323.13
	1.000% Due 04/04/12
	31398AH54
5,000,000.00	U.S. Treasury Note	5,002,131.10
	1.375% Due 04/15/12
	912828KK5
1,200,000.00	FNMA	1,201,014.72
	1.875% Due 04/20/12
	31398AWK4
2,000,000.00	U.S. Treasury Note	2,006,797.42
	4.500% Due 04/30/12
	912828GQ7
5,000,000.00	FFCB Var (1ML+2)	5,000,059.93
	Var Due 05/14/12
	31331JNJ8
3,000,000.00	FHLB	3,020,077.97
	5.750% Due 05/15/12
	3133MNVV0
7,000,000.00	U.S. Treasury Note	7,009,347.42
	1.375% Due 05/15/12
	912828KP4
3,000,000.00	U.S. Treasury Note	3,022,197.66
	4.750% Due 05/31/12
	912828GU8
805,000.00	FHLB	811,203.18
	4.375% Due 06/08/12
	3133XBT39
3,185,000.00	FHLB	3,191,747.87
	1.375% Due 06/08/12
	3133XWKU2
4,929,000.00	FHLMC	4,944,101.76
	1.750% Due 06/15/12
	3137EACC1
6,500,000.00	FFCB	6,526,188.75
	2.125% Due 06/18/12
	31331GYP8
1,805,000.00	FHLB	1,811,308.50
	1.875% Due 06/20/12
	3133XTS49
10,000,000.00	FHLB	10,025,404.86
	0.875% Due 08/22/12
	3133XYWB7
10,000,000.00	FNMA	10,189,609.51
	4.375% Due 09/15/12
	31359MPF4
17,000,000.00	FDIC Struct Sale Gtd	16,975,660.18
	0.000% Due 10/25/12
	22087WAB5
5,000,000.00	FNMA Var (FED+20)	5,002,726.29
	Var Due 12/03/12
	31398A6V9
8,000,000.00	FHLB	8,086,888.65
	1.750% Due 12/14/12
	3133XVNT4
16,000,000.00	FHLB Var (3ML-9)	16,011,084.17
	Var Due 12/20/12
	313374EK2
2,110,000.00	FHLMC Var (FED+17)	2,109,647.42
	Var Due 01/24/13
	3134G1X90
5,000,000.00	FFCB Var (Prime)	5,000,434.16
	0.240% Due 02/01/13
	31331KL99
8,000,000.00	FFCB Var (6ML-14)	8,017,285.01
	Var Due 03/25/13
	31331KFF2
12,000,000.00	FFCB Var (Prime)	12,008,728.46
	0.300% Due 04/11/13
	31331KGY0
10,000,000.00	FHLMC Var (1ML-5)	10,000,028.59
	Var Due 06/17/13
	3134G2MJ8
6,000,000.00	FFCB Var (6ML-16)	6,000,000.00
	Var Due 11/18/13
	31331KLL2
13,000,000.00	FFCB Var (6ML-37)	13,000,000.00
	Var Due 02/10/14
	3133EADB1
3,000,000.00	FFCB Var (1ML+2)	3,002,037.39
	Var Due 02/24/14
	31331KWE6
174,034,000.00	TOTAL Govt & Agency Sec	174,476,034.10	33.72%

Repurchase Agreement
145,378,000.00	Merrill Lynch Repo	145,378,000.00
	0.12% due 4/ 2/12
153,000,000.00	Wells Fargo Repo	153,000,000.00
	0.14% due 4/ 2/12
298,378,000.00	TOTAL Repurchase Agreement	298,378,000.00	57.66%

Short-Term Invest
1,000,000.00	Peoples Bk-Rock V CD	1,000,000.00
	03809 0.58% 04/2/12
245,000.00	Boone Bank & Trust	245,000.00
	33552 - 0.300%
245,000.00	Cent S Bk-St Cen IP	245,000.00
	10903 - 1.000%
245,000.00	Citizens St Bk-Pocah	245,000.00
	26720 - 0.500%
	SA6000788
245,000.00	Citizens Bank Sac	245,000.00
	54898 - 0.300%
245,000.00	Comm Svgs-Manchester	245,000.00
	14633 - 0.520%
245,000.00	Comm Bank of Oelwein	245,000.00
	34857 - 0.800%
245,000.00	FNB-Sioux Center	245,000.00
	04503 - 0.650%
2,250,000.00	Northwest Bk Spencer	2,250,000.00
	32647 - 0.400%
1,000,000.00	Treynor State Bank	1,000,000.00
	14812 - 0.500%
245,000.00	West Bank	245,000.00
	15614 - 0.200%
1,303,125.60	Wells Fargo PF Dep	1,303,125.60
	03511 - 0.135%
24,591,525.42	Wells Fargo Savings	24,591,525.42
	03511 - 0.150%
1,005,499.76	CDARS Treynor St Bk	1,005,499.76
	0.450% Due 12/06/12
5,027,498.80	CDARS Treynor St Bk	5,027,498.80
	0.450% Due 12/27/12
1,007,012.26	Maquoketa St Bk CD	1,007,012.26
	17903 0.50% 01/18/13
245,000.00	City State Bank CD	245,000.00
	16438 0.65% 01/25/13
2,000,000.00	Freedom Financial CD	2,000,000.00
	35031 0.65% 02/06/13
1,000,000.00	Northwest Bank CD	1,000,000.00
	32647 0.28% 03/23/13
245,000.00	First Fed Savings CD	245,000.00
	30742 0.65% 03/25/13
2,000,000.00	Northwest Bank CD	2,000,000.00
	32647 0.29% 03/25/13
44,634,661.84	TOTAL Short-Term Invest	44,634,661.84	8.63%

517,046,661.84	TOTAL PORTFOLIO	517,488,695.94	100.00%

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF May 1, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: May 1, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, May 1, 2012

By

Amy M. Mitchell, Chief Financial Officer, May 1, 2012